GENX MOBILE INC Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 03, 2016
Business Acquisition [Line Items]
Goodwill	$ 211,074	$ 218,516	$ 154,114
GenX Mobile Inc [Member]
Business Acquisition [Line Items]
Cash				$ 1,852
Accounts receivable				1,754
Inventory				2,375
Other assets				124
Identifiable intangible assets				3,926
Goodwill				1,782
Total assets acquired				11,813
Accounts payable and accrued liabilities				1,458
Deferred income taxes				1,228
Fair value of net assets acquired				$ 9,127